Transactions in Soles	12 Months Ended
Dec. 31, 2017
Disclosure of Transactions in Soles [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
5.	Transactions in Soles

Transactions in Soles are completed using exchange rates published by the Superintendent of Banks, Insurance and AFP. As of December 31, 2017, the exchange rates for U.S. dollars published by this Institution were US$0.3088 for buying and US$0.3082 for selling (US$0.2983 for buying and US$0.2976 for selling as of December 31, 2016), and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2017 and 2016, the Group presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2017	2016
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,233	6,332
Trade and other receivables	138,487	148,907
Income tax credit	24,779	24,962
Prepaid expenses	1,182	92
	170,681	180,293

Liabilities
Bank loans	(1,215)	-
Trade and other payables	(87,839)	(130,772)
Income tax payable	(7,088)	(7,262)
Provisions	(35,572)	(11,203)
	(131,714)	(149,237)

Net asset position	38,967	31,056